AST BOND PORTFOLIO 2023
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.3%
Asset-Backed Securities — 15.8%
Automobiles — 3.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	$ 98,403
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	61	60,450
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	100	100,046
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	67	66,921
Series 2018-04, Class B
3.670%	05/15/24	100	102,475
Chesapeake Funding II LLC (Canada),
Series 2017-03A, Class A2, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
1.045%(c)	08/15/29	30	29,851
Series 2017-04A, Class A1, 144A
2.120%	11/15/29	40	39,723
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	3	2,926
Series 2017-03, Class A2, 144A
2.130%	05/22/23	27	26,849
Series 2018-01, Class A2, 144A
2.870%	10/20/23	45	45,124
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	200	198,759
Ford Credit Floorplan Master Owner Trust,
Series 2017-02, Class A2, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
1.055%(c)	09/15/22	100	98,330
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	200	199,055
			1,068,912
Collateralized Loan Obligations — 7.5%
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.876%(c)	07/17/28	250	242,897
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
2.656%(c)	01/17/28	250	242,632
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.851%(c)	04/24/30	250	235,772
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.912%(c)	01/22/31	250	230,471
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.071%(c)	10/15/28	250	$ 242,145
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.969%(c)	07/20/31	250	231,466
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.681%(c)	01/15/28	250	244,373
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.128%(c)	10/13/31	250	231,527
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.619%(c)	07/20/27	244	239,321
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.999%(c)	10/18/31	250	231,919
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.719%(c)	01/18/29	250	238,719
			2,611,242
Consumer Loans — 1.0%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	89	85,949
Series 2019-02, Class A, 144A
3.010%	04/25/28	109	106,031
Series 2019-04, Class A, 144A
2.450%	08/25/28	73	69,932
Series 2020-01, Class A, 144A
2.020%	01/25/29	95	88,577
			350,489
Credit Cards — 3.0%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	200	202,555
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	202,002
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	200	204,150
Citibank Credit Card Issuance Trust,
Series 2014-A01, Class A1
2.880%	01/23/23	432	435,757
			1,044,464
A1

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment — 0.6%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	100	$ 99,388
Series 2019-B, Class A2, 144A
2.070%	10/12/22	100	99,147
			198,535
Student Loans — 0.7%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	18	18,088
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	19	19,128
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	100	98,267
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	20	19,978
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	96	93,292
			248,753

Total Asset-Backed Securities (cost $5,672,668)			5,522,395
Commercial Mortgage-Backed Securities — 15.6%
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	94	93,746
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3
3.372%	10/10/47	60	61,453
Series 2015-GC35, Class A1
1.847%	11/10/48	16	16,387
Series 2015-P01, Class A4
3.462%	09/15/48	300	302,472
Series 2016-GC37, Class A1
1.635%	04/10/49	5	4,948
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	210	212,919
Series 2014-UBS02, Class A2
2.820%	03/10/47	—(r )	482
Series 2015-CR27, Class A1
1.577%	10/10/48	58	57,724
Series 2016-CR28, Class A1
1.770%	02/10/49	5	5,476
Series 2017-COR2, Class A1
2.111%	09/10/50	98	97,547
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	114	112,878
Series 2016-C03, Class A2
1.886%	08/10/49	100	99,423
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C06, Class A1
1.907%	06/10/50	127	$ 125,848
Fannie Mae-Aces,
Series 2019-M25, Class AV1
2.050%	12/25/26	315	323,278
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	380	407,354
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	300	306,901
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	126	127,007
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A2
2.773%	10/15/48	54	53,572
Series 2015-C28, Class A3
2.912%	10/15/48	240	243,004
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	130	128,962
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A1
1.324%	08/15/49	17	16,852
LCCM,
Series 2017-LC26, Class A1, 144A
1.976%	07/12/50	204	203,315
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3
3.669%	02/15/47	36	36,081
Series 2015-C24, Class A3
3.479%	05/15/48	400	419,362
Series 2016-C32, Class A1
1.968%	12/15/49	33	32,608
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A1
1.779%	12/15/49	102	100,885
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	273	272,366
Series 2018-C08, Class ASB
3.903%	02/15/51	340	373,536
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	65	65,749
Series 2012-C04, Class A5
2.850%	12/10/45	635	632,883
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A1
1.392%	07/15/48	78	77,578
Series 2016-C37, Class A1
1.944%	12/15/49	243	242,091

A2

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C41, Class A2
2.590%	11/15/50	180	$ 181,723

Total Commercial Mortgage-Backed Securities (cost $5,357,422)			5,436,410
Corporate Bonds — 17.9%
Agriculture — 0.5%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.750%	03/27/25	160	161,984
Auto Manufacturers — 0.6%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	220	213,605
Banks — 5.9%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	300	310,477
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	210	211,622
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25	95	97,918
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	208,414
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.500%	01/24/22	50	52,210
Sub. Notes
3.375%	05/01/23	260	269,652
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	325	333,487
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	250	255,385
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.950%	01/17/23	200	197,959
State Street Corp.,
Sr. Unsec’d. Notes, 144A
2.825%	03/30/23(ff)	130	131,233
			2,068,357
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	50	52,386
Chemicals — 1.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	70	72,071
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	275	$ 281,293
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	15	15,170
			368,534
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	100,620
Diversified Financial Services — 0.2%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	40	39,831
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	40	43,466
			83,297
Electric — 1.2%
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	140	138,659
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	285	286,791
			425,450
Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.750%	10/01/25	40	42,514
Healthcare-Services — 1.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	310	311,794
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	80	83,439
			395,233
Insurance — 1.5%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	63	65,306
4.569%	02/01/29	222	233,812
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	150	151,888
3.300%	09/15/22	20	20,277
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	55	57,432
			528,715

A3

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.7%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	200	$ 206,678
John Deere Capital Corp.,
Sr. Unsec’d. Notes
2.800%	01/27/23	50	50,934
			257,612
Media — 0.7%
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	130	137,454
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	110	109,828
			247,282
Miscellaneous Manufacturing — 0.2%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	84	83,523
Oil & Gas — 0.1%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	50	36,363
Pharmaceuticals — 1.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	11/21/24	160	161,403
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/23	205	218,653
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	97	98,961
			479,017
Pipelines — 1.5%
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	300	294,434
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	215	211,197
			505,631
Retail — 0.3%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	90	93,371
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	75	76,555
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	50	$ 50,158

Total Corporate Bonds (cost $6,156,432)			6,270,207
Residential Mortgage-Backed Securities — 0.6%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	90	95,715
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
1.597%(c)	08/25/52	100	99,584

Total Residential Mortgage-Backed Securities (cost $191,680)			195,299
Sovereign Bonds — 2.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	203,662
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	201,638
Municipality Finance PLC (Finland),
Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	206,934
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	100	101,014
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	50	51,233

Total Sovereign Bonds (cost $751,251)			764,481
U.S. Government Agency Obligation — 0.2%
Federal National Mortgage Assoc.
2.375%	01/19/23	70	73,772
(cost $69,714)
U.S. Treasury Obligations — 44.0%
U.S. Treasury Bonds
3.625%	08/15/43	535	783,691
3.625%	02/15/44	2,960	4,352,125
6.250%	08/15/23	45	53,916
U.S. Treasury Notes
1.250%	08/31/24	2,290	2,379,453
1.375%	06/30/23	850	878,356
1.500%	02/15/30	95	102,422
1.625%	04/30/23	890	925,322
2.000%	11/30/20	85	86,006
2.125%	09/30/21(k)	3,035	3,117,514
2.125%	05/15/25	25	27,133
2.250%	11/15/24	40	43,400
2.250%	11/15/25	900	988,031
2.375%	08/15/24	595	646,690

A4

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.750%	04/30/23	450	$ 483,469
2.875%	05/15/28	30	35,353
U.S. Treasury Strips Coupon
1.643%(s)	05/15/29	25	23,239
2.233%(s)	02/15/41	105	79,156
2.308%(s)	11/15/40	95	72,426
2.334%(s)	11/15/42	25	18,144
2.375%(s)	11/15/41	140	104,349
2.378%(s)	05/15/42	125	91,782
2.629%(s)	08/15/23	70	69,122

Total U.S. Treasury Obligations (cost $14,858,037)			15,361,099

Total Long-Term Investments (cost $33,057,204)			33,623,663

	Shares
Short-Term Investments — 5.3%
Affiliated Mutual Funds — 5.2%
PGIM Core Ultra Short Bond Fund(w)	1,831,436	1,831,436
PGIM Institutional Money Market Fund(w)	266	266

Total Affiliated Mutual Funds (cost $1,831,701)		1,831,702

Options Purchased*~ — 0.1%
(cost $3,620)	25,727

Total Short-Term Investments (cost $1,835,321)	1,857,429

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.6% (cost $34,892,525)	35,481,092
Option Written*~ — (0.0)%
(premiums received $1,193)	(656)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.6% (cost $34,891,332)	35,480,436

Liabilities in excess of other assets(z) — (1.6)%	(543,769)

Net Assets — 100.0%	$ 34,936,667

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	3	3	$188
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	3	3	563
Total Exchange Traded (cost $3,056)						$751

A5

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	99	$ 1,766
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	96	1,700
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	240	3,981
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	477	7,943
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	480	8,158
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	96	1,428
Total OTC Traded (cost $564)							$24,976
Total Options Purchased (cost $3,620)							$25,727
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	7	7	$(656)
(premiums received $1,193)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
20	10 Year U.S. Ultra Treasury Notes	Jun. 2020	$3,120,625	$ 194,539
Short Positions:
39	2 Year U.S. Treasury Notes	Jun. 2020	8,594,930	(108,902)
26	5 Year U.S. Treasury Notes	Jun. 2020	3,259,344	(47,488)
10	10 Year U.S. Treasury Notes	Jun. 2020	1,386,875	(48,169)
18	20 Year U.S. Treasury Bonds	Jun. 2020	3,223,125	(131,372)
16	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	3,550,000	64,475
				(271,456)
				$ (76,917)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
7,000	11/18/23	1.430%(S)	3 Month LIBOR(2)(Q)	$ —	$ 243,349	$ 243,349
10,230	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	(93,776)	62,738	156,514
6,685	05/11/24	2.139%(S)	3 Month LIBOR(2)(Q)	(220,270)	495,515	715,785
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	(13,701)	(15,316)
1,005	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(11,335)	(190,618)	(179,283)
1,550	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	460	(171,415)	(171,875)
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	94,541	97,404
65	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(15,307)	(15,307)
68	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	719	719
				$(326,169)	$ 505,821	$ 831,990

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
A6

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7